LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Oct. 02, 2020	Apr. 30, 2021	Apr. 30, 2020	Mar. 31, 2019	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Nov. 30, 2019	Feb. 28, 2019	Nov. 02, 2018
Security deposit			$ 47,682			$ 47,682		$ 17,800	$ 5,000
Lab equipment													$ 3,500
ROU asset			319,461			319,461		105,355	22,813				55,777
Operating lease obligation								105,355					$ 55,777
Lease term													36 months
Borrowing rate													4.50%
Operating lease - right of use assets						235,313	$ 0	117,659	55,777
Lease expense			9,350	$ 8,571		18,700	$ 17,046	$ 35,117	$ 32,964
MariLuna [Member]
Security deposit		$ 11,000	5,000			5,000
Minimum monthly lease payments		$ 6,500											$ 3,500
Operating lease obligation										$ 117,659
Lease term										36 months
Borrowing rate										4.50%
Lease expiration date		Sep. 30, 2021
Miami Lab Lease Agreement [Member]
Security deposit												$ 6,332
Minimum monthly lease payments											$ 4,400	$ 5,200
Lease Agreement [Member]
Lab equipment					$ 239,595
Annual interest rate					4.50%
Estimated useful lives of leased equipment					15 years
Basalt Lab Agreement [Member]
Security deposit	$ 13,600
Minimum monthly lease payments	2,452
Lab equipment	240,000
Operating lease obligation			$ 235,313			$ 235,313
Borrowing rate			4.50%			4.50%
Lease expense	$ 6,600